important information regarding
the federated funds

SUPPLEMENT TO CURRENT PROSPECTUSES AND SUMMARY PROSPECTUSES

Effective September 30, 2011, the Fund's Institutional Capital Shares and Institutional Service Shares will be re-designated as Capital Shares and Service Shares, respectively.

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):

MONEY MARKET FUNDS:

MONEY MARKET OBLIGATIONS TRUST

Institutional Service Shares

Federated Automated Cash Management Trust
Federated Automated Government Cash Reserves
Federated California Municipal Cash Trust
Federated Connecticut Municipal Cash Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Massachusetts Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund
Federated Tax-Free Obligations Fund
Federated Treasury Obligations Fund
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust

Institutional Capital Shares

Federated California Municipal Cash Trust
Federated Government Obligations Fund
Federated Municipal Obligations Fund
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Value Obligations Fund
Federated Treasury Obligations Fund

FLUCTUATING FUNDS:

Institutional Service Shares

Federated Adjustable Rate Securities Fund

Federated GNMA Trust

Federated High Yield Trust

Federated Income Trust

FEDERATED INCOME SECURITIES TRUST

Federated Intermediate Corporate Bond Fund
Federated Short-Term Income Fund

FEDERATED INDEX TRUST

Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund

FEDERATED INSTITUTIONAL TRUST

Federated Government Ultrashort Duration Fund
Federated Intermediate Government/Corporate Fund

Federated Intermediate Government Fund, Inc.

Federated MDT Stock Trust

Federated Short-Intermediate Duration Municipal Trust

Federated Total Return Government Bond Fund

FEDERATED TOTAL RETURN SERIES, INC.

Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund

Federated U.S. Government Bond Fund

Federated U.S. Government Securities Fund: 1-3 Years

Federated U.S. Government Securities Fund: 2-5 Years

May 31, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450874 (5/11)